SUBSEQUENT EVENT	12 Months Ended
Jan. 31, 2015
SUBSEQUENT EVENT [Text Block]

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through May t, 2015, the day the consolidated financial statements were issued and determined the following subsequent events and transactions require recognition and/or disclosure:

a)

On February 25, 2015, 900,000 stock options were issued to three of the Company’s independent directors who elected to receive their 2015 director fee in stock options instead of a cash retainer of approximately $4,000 (CDN$5,000) with a term of three years and an exercise price of $0.04 (CDN $0.05). The options vested immediately.

b)	Subsequent to year-end, 510,000 stock options expired with exercise prices ranging from $0.24 to $0.50.

c)

Effective May 1, 2015, and due to the continuing lack of liquidity for companies like Argentex in the capital markets, the Company entered into an amending agreement with its President and CEO, providing for a temporary reduction in his base salary during the period beginning May 1, 2015 and ending on the earlier of the completion of a change of control event and April 30, 2016. The amending agreement provides that the President and CEO’s annual salary will temporarily be decreased to CDN$187,500 per annum, which works out to a temporary reduction of CDN$5,208 per month. If the Company experiences a change in control, the President and CEO would be reimbursed for up to six months’ worth of the temporary reduction.

d)

Effective May 1, 2015, and due to the continuing lack of liquidity for companies like Argentex in the capital markets, the Company entered into an amending agreement with a company controlled by the Company’s Chief Financial Officer, providing for a temporary reduction in the monthly consulting fee during the period beginning May 1, 2015 and ending on the earlier of the earlier of the completion of a change of control event and April 30, 2016. The amending agreement provides that the amount of the consulting fee will termporarily be decreased to CDN$11,250 per month, which works out to a temporary reduction of CDN$3,750 per month. If the Company experiences a change in control, the Company controlled by the Company’s Chief Financial Officer would be reimbursed for up to six months’ worth of the temporary reduction.